Taxes (Details) - USD ($)	12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015
Current
Domestic
Foreign	223,291	92,180	(328,761)
Deferred
Domestic
Foreign	43,262	3,265,059	3,226,780
Total provision for income taxes	$ 266,553	$ 3,357,239	$ 2,898,019